UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	81121405

TrendStar Investment Trust
(Exact name of registrant as specified in charter)

TrendStar Advisors, LLC, 7300 College Park Blvd., Suite 308, Overland Park, KS 66210
(Address of principal executive offices)(Zip code)

Kyle Bubeck

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	913-661-2900

Date of fiscal year end:	9/30

Date of reporting period:	12/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments
December 31, 2006 - (Unaudited)

Common Stocks - 99.50%	Shares	Value

Aerospace & Defense - 2.46%
Mercury Computer Systems, Inc. (a)	427,446	$ 5,710,678

Airlines - 2.28%
JetBlue Airways Corp. (a)	372,983	5,296,359

Automobiles - 1.84%
Monaco Coach Corp.	302,424	4,282,324

Capital Markets - 5.17%
Investors Financial Services Corp.	109,700	4,680,899
Waddell & Reed Financial, Inc. - Class A	176,300	4,823,568
W.P. Stewart & Co, Ltd.	158,650	2,513,016
		12,017,43

Commercial Banks - 6.10%
BankAtlantic Bancorp, Inc. - Class A	324,950	4,487,560
Boston Private Financial Holdings, Inc.	175,873	4,961,377
Wilmington Trust Corp.	112,175	4,730,420
		14,179,37

Commercial Services & Supplies - 4.55%
CRA International, Inc. (a)	62,224	3,260,538
Gevity HR, Inc.	236,309	5,598,160
Watson Wyatt Worldwide, Inc. - Class A	38,292	1,728,884
		10,587,52

Communications Equipment - 2.68%
Black Box Corp.	148,706	6,244,165

Electronic Equipment & Instruments - 4.02%
Benchmark Electronics, Inc. (a)	244,687	5,960,575
Plexus Corp. (a)	142,034	3,391,772
		9,352,347

*See accompanying notes which aren an integral part of these financial statements.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments - continued
December 31, 2006 - (Unaudited)

Common Stocks - 99.50% - continued	Shares	Value

Health Care Equipment & Supplies - 19.13%
Affymetrix, Inc. (a)	121,000	$ 2,790,260
American Medical Systems Holdings, Inc. (a)	220,400	4,081,808
Analogic Corp.	85,729	4,812,826
Bio-Reference Laboratories, Inc. (a)	104,388	2,347,686
Biosite, Inc. (a)	146,261	7,144,850
ICU Medical, Inc. (a)	172,485	7,016,690
Molecular Devices Corp. (a)	190,368	4,011,054
PolyMedica Corp.	201,276	8,133,563
Zoll Medical Corp. (a)	71,251	4,149,658
		44,488,395

Health Care Providers & Services - 9.23%
AMERIGROUP Corp. (a)	188,750	6,774,237
AmSurg Corp. (a)	285,984	6,577,632
Centene Corp. (a)	330,400	8,117,928
		21,469,797

Hotels, Restaurants & Leisure - 5.29%
CBRL Group, Inc.	169,657	7,593,847
Steiner Leisure, Ltd. (a)	103,649	4,716,030
		12,309,877

Household Durables - 4.94%
Ethan Allen Interiors, Inc.	166,850	6,024,954
WCI Communities, Inc. (a)	284,675	5,460,067
		11,485,021

IT Services - 3.02%
CACI International, Inc. - Class A (a)	124,200	7,017,300

Media - 1.79%
Arbitron, Inc.	96,075	4,173,498

Mining & Quarrying of Nonmetallic Minerals - 0.97%
USEC, Inc. (a)	176,900	2,250,168

Pharmaceutical - 2.41%
Bradley Pharmaceutical Industries, Inc. (a)	272,299	5,603,913

*See accompanying notes which aren an integral part of these financial statements.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments - continued
December 31, 2006 - (Unaudited)

Common Stocks - 99.50% - continued	Shares	Value

Semiconductors - 9.04%
Cree, Inc. (a)	319,850	$5,539,802
DSP Group, Inc. (a)	188,333	4,086,826
IXYS Corp. (a)	429,610	3,823,529
OmniVision Technologies, Inc. (a)	243,552	3,324,485
Supertex, Inc. (a)	108,400	4,254,700
		21,029,342

Semiconductor Equipment - 8.92%
Cabot Microelectronics Corp. (a)	221,609	7,521,410
Photronics, Inc. (a)	319,504	5,220,695
Varian Semiconductor Equipment Associates, Inc. (a)	175,625	7,994,450
		20,736,555

Services - Computer Integrated Systems Design - 1.26%
Merge Technologies, Inc. (a)	447,591	2,936,197

Specialty Retail - 2.95%
Barnes & Noble, Inc.	173,050	6,871,815

Transportation - 1.45%
Forward Air Corp.	111,198	3,216,958
EGL, Inc. (a)	5,600	166,768
		3,383,726

TOTAL COMMON STOCKS (Cost $219,351,040)		231,425,899

Cash Equivalents - 0.40%
Fidelity Institutional Prime Money Market Portfolio, 5.21% (b)	923,620	923,620

TOTAL CASH EQUIVALENTS (Cost $923,620)		923,620

TOTAL INVESTMENTS (Cost $220,274,660) - 99.90%		$232,349,519

Other assets less liabilities - 0.10%		224,436

TOTAL NET ASSETS - 100.00%		$232,573,955

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at December 31, 2006.

Tax Related
Unrealized appreciation		$27,726,344
Unrealized depreciation		(15,651,485)
Net unrealized appreciation		$12,074,859

Aggregate cost of securities for income tax purposes		$220,274,660

*See accompanying notes which aren an integral part of these financial statements.

TrendStar Funds
TrendStar American Endeavor Fund
Schedule of Investments
December 31, 2006 - (Unaudited)

Common Stocks - 97.82%	Shares	Value

Auto Components - 4.78%
Gentex Corp.	30,100	$468,356
Johnson Controls, Inc.	9,700	833,424
Lear Corp. (a)	4,500	132,885
		1,434,665

Beverages - 3.79%
PepsiCo, Inc.	10,700	669,285
The Coca-Cola Co.	9,700	468,025
		1,137,310

Capital Markets - 5.48%
Goldman Sachs Group, Inc.	5,400	1,076,490
Morgan Stanley	7,000	570,010
		1,646,500

Chemicals - 3.26%
Sigma-Aldrich Corp.	12,600	979,272

Communications Equipment - 3.12%
Cisco Systems, Inc. (a)	34,300	937,419

Computers & Peripherals - 1.49%
Dell, Inc. (a)	17,800	446,602

Consulting Services - 0.96%
SAIC, Inc. (a)	16,200	288,198

Consumer Electronics - 2.03%
Harman International Industries, Inc.	6,100	609,451

Electronic Equipment & Instruments - 2.21%
Jabil Circuit, Inc.	27,100	665,305

Food Products - 4.14%
Sara Lee Corp.	23,000	391,690
Wm. Wrigley Jr. Co.	16,500	853,380
		1,245,070

Health Care Equipment & Supplies - 6.05%
Beckman Coulter, Inc.	9,500	568,100
C.R. Bard, Inc.	12,700	1,053,719
Zimmer Holdings, Inc. (a)	2,500	195,950
		1,817,769

Hotels, Restaurants & Leisure - 7.97%
Carnival Corp.	10,100	495,405
McDonald's Corp.	24,500	1,086,085
Yum! Brands, Inc.	13,800	811,440
		2,392,930

*See accompanying notes which aren an integral part of these financial statements.

TrendStar Funds
TrendStar American Endeavor Fund
Schedule of Investments - continued
December 31, 2006 - (Unaudited)

Common Stocks - 97.82% - continued	Shares	Value

Household Products - 5.56%
Colgate-Palmolive Co.	12,600	$ 822,024
Kimberly-Clark Corp.	12,500	849,375
		1,671,399

Insurance - 6.11%
AFLAC, Inc.	20,100	924,600
American International Group, Inc.	12,700	910,082
		1,834,682

Personal Products - 3.19%
Proctor & Gamble Co.	14,917	958,715

Pharmaceuticals - 9.08%
Johnson & Johnson	13,700	904,474
Pfizer, Inc.	8,100	209,790
Schering-Plough Corp.	38,100	900,684
Wyeth	14,000	712,880
		2,727,828

Semiconductors - 7.75%
Altera Corp. (a)	29,100	572,688
Intel Corp.	26,700	540,675
International Rectifier Corp. (a)	2,900	111,737
Intersil Corp. - Class A	33,600	803,712
Netlogic Microsystems, Inc. (a)	7,500	162,675
Sigmatel, Inc. (a)	30,800	134,904
		2,326,391

Semiconductor Equipment - 5.56%
Applied Materials, Inc.	44,600	822,870
Novellus Systems, Inc. (a)	24,600	846,732
		1,669,602

Services - Computer Integrated Design - 1.55%
Yahoo! Inc. (a)	18,200	464,828

Software - 5.69%
Citrix Systems, Inc. (a)	13,200	357,060
Microsoft Corp.	31,700	946,562
Symantec Corp. (a)	19,396	404,407
		1,708,029

Specialty Retail - 6.55%
Tiffany & Co.	22,400	878,976
Weight Watchers International, Inc.	20,700	1,087,371
		1,966,347

Textiles, Apparel & Luxury Goods - 0.23%
Hanesbrands, Inc. (a)	2,875	67,908

Transportation - 1.27%
Expeditors International of Washington, Inc.	9,400	380,700

TOTAL COMMON STOCKS (Cost $25,493,532)		29,376,920
*See accompanying notes which aren an integral part of these financial statements.

TrendStar Funds
TrendStar American Endeavor Fund
Schedule of Investments - continued
December 31, 2006 - (Unaudited)

	Shares	Value
Cash Equivalents - 1.96%
Fidelity Institutional Prime Money Market Portfolio, 5.21% (b)	589,668	$589,668

TOTAL CASH EQUIVALENTS (Cost $589,668)		589,668

TOTAL INVESTMENTS (Cost $26,083,200) - 99.78%		$29,966,588

Other assets less liabilities - 0.22%		65,663

TOTAL NET ASSETS - 100.00%		$30,032,251

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at December 31, 2006.

Tax Related
Unrealized appreciation		$ 5,428,895
Unrealized depreciation		(1,545,507)
Net unrealized appreciation		$ 3,883,388

Aggregate cost of securities for income tax purposes		$ 26,083,200

*See accompanying notes which aren an integral part of these financial statements.

Related Footnotes - (Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Other - Security transactions are recorded on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of December 5, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)          There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	TrendStar Investment Trust

By	/s/ Thomas W. Laming
Thomas W. Laming, President

Date	2/27/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas W. Laming
Thomas W. Laming, President

Date	2/27/2007

By	/s/ James R. McBride
James R. McBride, Treasurer

Date	2/26/2007